Equity (Details Narrative) - USD ($)																							1 Months Ended	2 Months Ended	3 Months Ended					6 Months Ended	9 Months Ended			12 Months Ended
		Jan. 03, 2023	Dec. 21, 2022	Sep. 19, 2022	Sep. 19, 2022	Apr. 03, 2022	Apr. 02, 2022	Mar. 02, 2022	Oct. 13, 2021	Sep. 03, 2021	Jun. 02, 2021	Jun. 02, 2021	Jun. 01, 2021	May 21, 2021	Mar. 03, 2021	Feb. 11, 2021	Jan. 21, 2021	Sep. 10, 2020	Sep. 03, 2020	Jul. 31, 2020	Apr. 16, 2020	Mar. 03, 2020	Apr. 30, 2020	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2020	Mar. 07, 2023	Apr. 01, 2022
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized																								500,000,000	500,000,000						500,000,000			500,000,000		500,000,000
Common stock, par value																								$ 0.001	$ 0.001						$ 0.001			$ 0.001		$ 0.001
Common stock voting rights																																		Each holder of the Common Stock is entitled to one vote for each share of Common Stock held by such stockholder.
Warrants price								$ 100.00																						$ 25.00		$ 25.00
Fair Value Adjustment of Warrants																									$ (1,412,941)	$ (8,181,398)					$ (6,435,229)		$ (28,641,920)	$ (31,468,270)		$ 1,549,924
Proceeds from issuance of common stock																																	3,885,109	$ 3,885,109
Net proceeds								$ 20,925																							$ 17,850
Share price																										$ 469.52							$ 469.52	$ 218.32					$ 1.00
Stock Issued During Period, Value, Issued for Services																									$ 184,000	$ 31,450		$ 574,299						$ 748,149		$ 4,024,746
Number of shares issued for stovk options exercised, shares																																		140		53
Number of shares issued for stock options exercised																												$ 40,969						$ 67,479
Stock Issued During Period, Value, New Issues																										2,345,890	1,539,219							3,885,109
Conversion of convertible debt																									$ 22,877,955	2,409,194	$ 8,243,454							$ 10,652,648
Direct offering, shares																								3,262,303	3,262,303						3,262,303			409,229		218,961
Stock Issued During Period, Value, Acquisitions																																				$ 3,802,500
Warrants and Rights Outstanding								$ 150,000
Warrant outstanding								22,500
Weighted average remaining life																									4 years 5 months 12 days									4 years 1 month 6 days
Exercisable shares																								32,324	32,324						32,324			10,694
Weighted average exercise price																								$ 149.52	$ 149.52						$ 149.52			$ 627.09
Stock-based compensation expense																									$ 21,079	1,346,502					$ 1,127,070		$ 3,958,275
Unamortized stock options compensation																																		$ 1,074,485		$ 598,105
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition																																		3 months		7 months 6 days
Percentage of gross proceeds																														50.00%
Percentage of offering fees																														7.00%
Loss on extinguishment of debt																									$ (3,616,372)						$ (3,616,372)		$ (28,478,804)	$ (28,478,804)
Issued award																									25,000									11,202		4,364
Stock Issued During Period, Shares, Reverse Stock Splits																															36,781
Weighted average exercise price																																		$ 482.00		$ 836.99
Weighted average exercise price																									$ 7.70									$ 671.00		$ 496.27
Prefunded Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Net proceeds																															$ 17,850
Holder redeemed																															178,500
2020 Equity and Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized																		15,000						22,019	22,019						22,019
Common Stock, Capital Shares Reserved for Future Issuance																										14,695							14,695	8,574
Chief Executive Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Share price		$ 7.70																						$ 7.36	$ 7.36						$ 7.36
Issuance of common stock under the ATM, net of issuance costs, shares						2,000
Unamortized stock options compensation																								$ 63,234	$ 63,234						$ 63,234
Issued award		25,000																													25,000
Maximum [Member] | 2020 Equity and Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized																																		19,679
Acquisition of Argyll [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds																																				$ 8,000,000
Fair Value Adjustment of Warrants																																				7,480,000
Warrant liability																																				$ 2,750,076
Shares issued price per share																																				$ 800.00
Share of exercise of warrants																																				10,000
Shares issued for exercise of options and warrants, value																																				$ 15,480,000
Change in fair market value of warrant liability																																				4,729,924
Issuance of Stock and Warrants for Services or Claims																																				$ 197,627
Flip Sports Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions															938				938
Stock Issued During Period, Value, Acquisitions															$ 1,805,804				$ 411,817
Acquisition of GGC [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions													8,302
Stock Issued During Period, Value, Acquisitions													$ 9,273,211
Acquisition of Helix [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions													5,283
Stock Issued During Period, Value, Acquisitions													$ 5,901,133
Argyll Entertainment [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants price																				$ 800.00																$ 800.00
Gross proceeds																																		$ 8,000,000
Fair Value Adjustment of Warrants																													$ 3,387,218							$ 5,488,171
Net proceeds																																		$ 15,480,000
Issued warrants																				10,000																10,000
Argyll Entertainment [Member] | Warrants Holders [Member]
Subsidiary, Sale of Stock [Line Items]
Issued warrants																																		10,000
Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value																$ 0.001
Proceeds from issuance of common stock																$ 27,340,000
Proceeds from issuance or sale of equity																$ 30,000,000
Direct offering, shares																20,000
Shares issued price per share																$ 1,500.00
Argyll Purchase Agreement [Member] | LHE Enterprises Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions																				6,500
Stock Issued During Period, Value, Acquisitions																				$ 3,802,500
March 2022 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction								150,000																									150,000
Sale of Stock, Price Per Share								$ 100.00																		$ 100.00							$ 100.00
Warrants price							$ 1.00	$ 100.00
Issued warrants								150,000
April Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction																					19,800
April 2020 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction																					19,800
Warrants price																					$ 425
Conversion of convertible debt																					$ 4,138,585
Shares issued price per share																					$ 425
Issued warrants																					39,600
Senior Convertible Note [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value																																		$ 423.57
Debt Instrument, Face Amount											$ 35,000,000	$ 35,000,000												1,500,000	$ 1,500,000						$ 1,500,000
Issuance of common stock under the ATM, net of issuance costs, shares																															72,875			160,315
Conversion of convertible debt																															$ 19,261,583			$ 10,652,648
Issuance of common stock, shares																															2,242,143			25,145
Warrants and Rights Outstanding											$ 26,680,000	$ 26,680,000
Loss on extinguishment of debt																								$ 3,616,372							$ 3,616,372		$ 28,478,804
Debt conversion, amount									$ 7,500,000																								$ 10,652,648
Debt conversion, shares																																	25,144
Debt conversion, per share											$ 1,750.00	$ 1,750.00												$ 1,750.00	$ 1,750.00	$ 423.67					$ 1,750.00		$ 423.67
Share-Based Payment Arrangement, Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for stovk options exercised, shares																																	140
Number of shares issued for stock options exercised																																	$ 67,479
Weighted average exercise price																																	$ 482.00
Equity Option [Member] | Weighted Average [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants price																																				$ 836.99
Proceeds from issuance of common stock																																				$ 44,637
Share of exercise of warrants																																				53
Series A Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued											20,000
Series B Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants price											$ 1,750.00	1,750.00
Number of warrants issued											20,000
Stock Options [Member]
Subsidiary, Sale of Stock [Line Items]
Stock-based compensation expense																																						$ 927,855
Stock Options [Member] | General and Administrative Expense [Member]
Subsidiary, Sale of Stock [Line Items]
Stock-based compensation expense																																		$ 5,165,653		$ 4,129,726
Stock Options [Member] | 2020 Equity and Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized																		15,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Description																		Each year on January 1, for a period of up to nine years, the maximum number of shares authorized for issuance under the 2020 Plan is automatically increased by 2,340 shares.
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Share price																																		$ 224.84
Stock Issued During Period, Value, Issued for Services																																		$ 748,149
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for service, shares																									25,000	500	40	786					1,326	3,325	[1]	6,027	[1]	1,175
Stock Issued During Period, Value, Issued for Services																									$ 25			$ 1						$ 3		$ 6
Number of shares issued for stovk options exercised, shares																												85								140	[1]
Number of shares issued for stock options exercised
Issuance of common stock under the ATM, net of issuance costs, shares																										7,900	3,758							11,658	[1]
Stock Issued During Period, Value, New Issues																										$ 8	$ 4							$ 12
Conversion of convertible debt																									$ 2,242	$ 8	$ 17							$ 25
Issuance of common stock, shares																									2,242,143	8,126	17,018							25,145	[1]
Stock Issued During Period, Shares, Acquisitions	[1]																																			6,500
Stock Issued During Period, Value, Acquisitions																																				$ 7
Common Stock [Member] | Management [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for service, shares																																						13
Common Stock [Member] | Employees [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for service, shares																																						170
Common Stock [Member] | Consultants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for service, shares																																						992
Common Stock [Member] | Weighted Average [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants price																																				$ 667.79
Number of shares issued for service, shares																																				6,027
Stock Issued During Period, Value, Issued for Services																																				$ 4,024,746
Common Stock [Member] | Flip Sports Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions																			938			938														1,876
Stock Issued During Period, Value, Acquisitions																			$ 411,817			$ 1,805,804														$ 2,217,621
Common Stock [Member] | Acquisition of EGL [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions														631			2,925
Stock Issued During Period, Value, Acquisitions														$ 597,650			$ 2,193,833
Common Stock [Member] | April 2020 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction																					12,172
Common Stock [Member] | Senior Convertible Note [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock under the ATM, net of issuance costs, shares									2,000
Common Stock [Member] | Share-Based Payment Arrangement, Option [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value																																		$ 481.95
Number of shares issued for stovk options exercised, shares																																		140
Number of shares issued for stock options exercised																																		$ 67,479
Common Stock [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants price																																				$ 485.86
Gross proceeds																																				$ 8,000,000
Proceeds from issuance of common stock																																				$ 26,737,849
Share of exercise of warrants																																				55,032
Unit A and B warrant [Member] | Warrants Holders [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value																					$ 425.00
Direct offering, shares																					39,600
Unit A and B warrant [Member] | April 2020 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants price																					$ 1.00
Unit A Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant outstanding																																		11,367
Warrant expire date																					Apr. 14, 2025
Unit A Warrant [Member] | Underwriter [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value																					$ 1.00
Direct offering, shares																					2,094
Unit A Warrant [Member] | April 2020 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of convertible debt																															$ 406
Warrant outstanding																								11,368	11,368						11,368
Issued warrants																					2,094
Unit B Warrant [Member] | Underwriter [Member]
Subsidiary, Sale of Stock [Line Items]
Direct offering, shares																					2,094
Unit B Warrant [Member] | April 2020 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant outstanding																								0	0						0
Issued warrants																					2,094
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions																														300,000
Warrant [Member] | April 2020 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction																					24,345
Series A Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants price											$ 1,750.00	$ 1,750.00																						$ 1,750.00
Warrants and Rights Outstanding																																		$ 117,340		$ 13,600,000
Warrant outstanding											20,000	20,000
Issued warrants											20,000	20,000																						20,000
Warrant expire date											Jun. 02, 2025	Jun. 02, 2025
Series A Warrants [Member] | Senior Convertible Note [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock under the ATM, net of issuance costs, shares												20,000
Series B Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants price											$ 1,750.00	$ 1,750.00																						$ 1,750.00
Warrants and Rights Outstanding																																		$ 5,390		$ 9,900,000
Warrant outstanding											20,000	20,000
Issued warrants											20,000	20,000																						20,000
Warrant expire date											Jun. 02, 2023	Jun. 02, 2023
Series B Warrants [Member] | Senior Convertible Note [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock under the ATM, net of issuance costs, shares												20,000
Series A and Series B Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants price											$ 1,750.00	$ 1,750.00
March 2022 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction								150,000																										150,000
Sale of Stock, Price Per Share								$ 100.00																										$ 100.00
Warrants price								100.00																		$ 100.00							$ 100.00	$ 100.00
Gross proceeds																																	$ 150,000	$ 15,020,925
Fair Value Adjustment of Warrants																																		3,449,925
Offering gross proceeds net																																		13,625,925
Proceeds from issuance of common stock																																		1,395,000
Net proceeds																																	9,553,500	9,553,500
Warrant liability																																		607,500
Debt Instrument, Face Amount																																		$ 35,000,000
Share price								$ 100.00
Proceeds from issuance or sale of equity								$ 13,605,000
Issued warrants								150,000																						172,500		172,500
Fair value of issuance of shares																																	4,051,500
Cash received from offering																																	13,605,000
Issuance costs																																	1,395,000
March 2022 Offering [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction								22,500
At- the Marketing Offering Program [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value																																		$ 343.56
Proceeds from issuance of common stock																																		$ 3,885,109
Issuance of common stock under the ATM, net of issuance costs, shares																																		11,658
Stock Issued During Period, Value, New Issues																																		$ 4,005,267
ATM Equity Offering Program [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction																																		11,658
ATM Equity Offering Program [Member] | Common Stock [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, consideration received on transaction										$ 20,000,000
ATM Equity Offering Program [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction																									0						0			11,658
Proceeds from issuance or sale of equity																																		$ 4,005,267
ATM Equity Offering Program [Member] | Common Stock [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, consideration received on transaction										$ 20,000,000
ATM Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance or sale of equity																																		$ 4,005,267
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants price								$ 1.00																						$ 100.00		$ 100.00								$ 100.00
Net proceeds																														$ 36,000
Shares issued price per share																														$ 1.00		1.00
Issued warrants																																								22,500
Over-Allotment Option [Member] | March 2022 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Net proceeds							$ 20,925
Issued warrants							22,500
Over-Allotment Option [Member] | September 2022 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant outstanding				36,000	36,000
Warrant expire date				Sep. 19, 2027	Sep. 19, 2027
Over-Allotment Option [Member] | March 2022 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant expire date								Mar. 02, 2027
April 2020 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of convertible debt																							$ 4,138,585
Shares issued price per share																							$ 425.00
Warrant outstanding																																		406
April 2020 Offering [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction																							12,172
April 2020 Offering [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction																							24,345
September 2022 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction					300,000																										300,000
Sale of Stock, Price Per Share				$ 25.00	$ 25.00																			$ 25.00	$ 25.00						$ 25.00
Warrants price				$ 25.00	$ 25.00																			$ 25.00	$ 25.00					$ 25.00	$ 25.00	$ 25.00
Gross proceeds																															$ 7,536,000
Net proceeds				$ 36,000																											5,286,288
Issuance of common stock under the ATM, net of issuance costs, shares																														20,500
Proceeds from issuance or sale of equity																															2,000,000
Issued warrants				300,000	300,000																									336,000		336,000
Fair value of issuance of shares																															1,568,130
Cash received from offering																															6,854,418
Issuance costs																															681,582
General working capital																															2,778,427
General working capital included equity																															$ 2,265,927
Percentage of gross proceeds																															50.00%
Percentage of offering fees																															7.00%
Underwriting discounts																															$ 5,125
September 2022 Offering [Member] | Senior Convertible Note [Member]
Subsidiary, Sale of Stock [Line Items]
Debt Instrument, Face Amount																														$ 32,221,573		$ 32,221,573
September 2022 Offering [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Share price				$ 1.00	$ 1.00
Issuance of common stock under the ATM, net of issuance costs, shares																														20,500
December 2022 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			70,650
Warrants price			$ 9.37
Net proceeds																																$ 17,850
Issued warrants			178,500
Fair value of issuance of shares			$ 2,316,686
Cash received from offering			2,316,686
Issuance costs			$ 170,001
Warrant prepaid per share			$ 0.10
Net proceeds from issuance of warrants			$ 2,146,685
Remitted amount			$ 1,073,343
Holder redeemed																																178,500
At The Market Equity Offering Program [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of common stock																																	$ 4,005,267
Issuance of common stock under the ATM, net of issuance costs, shares																																	11,658
Net proceeds from issuance of common stock																																	$ 3,885,109
Weighted average exercise price																																	$ 343.56
Registered Direct Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			70,650
Warrants price			$ 9.37
Issued warrants			178,500
Registered Direct Offering [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share			$ 0.10

[1]	Retrospectively restated for effect of stock split.